Segments - Summarized information by segments (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segments
Total revenues	[1]	¥ 692,020	¥ 785,707	¥ 1,030,331
Cost of revenues	[1]	464,145	548,505	597,397
Gross profit	[1]	227,875	237,202	432,934
Net advertising services
Segments
Total revenues	[1]	619,260	696,664	930,025
Cost of revenues		423,728	514,725	566,443
Gross profit		195,532	181,939	363,582
Paid services
Segments
Total revenues	[1]	72,760	89,043	100,306
Cost of revenues		40,417	33,780	30,954
Gross profit		¥ 32,343	¥ 55,263	¥ 69,352

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):